ORGANIZATION AND PRINCIPAL ACTIVITIES- Schedule of principal subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2022
Viomi HK | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%
Lequan | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%
Codream HK | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%
Yunmi Hulian | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%
Zhumeng Hulian | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%
Foshan Viomi | VIEs
Organization and principal activities
Percentage of beneficial ownership	100.00%
Beijing Viomi | VIEs
Organization and principal activities
Percentage of beneficial ownership	100.00%
Guangzhou interconnect Technology Co., Ltd. | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%
Guangdong Lizi | Subsidiaries
Organization and principal activities
Percentage of beneficial ownership	100.00%